Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets [Abstract]
Cash and cash equivalents	$ 98,379	$ 94,733	$ 39,567	$ 105,310
Restricted cash	1,665	2,059
Trade receivables	307,753	439,859
Other accounts receivable	214,091	337,095
Related parties	70,078	71,123
Financial liabilities [Abstract]
Short-term portion of the financial debt	64,139	35,030
Trade payables	350,653	437,382
Accounts payable and accrued expenses	340,744	503,874
Related parties	147,098	165,280
Long-term financial debt	12,374	32,475
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	64,139	35,030
Trade payables	350,653	437,382
Accounts payable and accrued expenses	275,540	466,077
Related parties	147,098	165,280
Total short-term portion of the financial debt	837,430	1,103,769
Long-term financial debt	12,374	32,475
Total financial liabilities	849,804	1,136,244
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	98,379	94,733
Restricted cash	1,665	2,059
Trade receivables	239,988	342,715
Other accounts receivable	19,173	143,587
Related parties	70,078	71,123
Total current financial assets	$ 429,283	$ 654,217